Share-based Payments	12 Months Ended
Dec. 31, 2018
Disclosure of Share-based Payments [Abstract]
Disclosure of share-based payment arrangements [text block]
28.	Share-based Payments

The Company’s employee stock option plans were as follows:

(a)	DPTW Option Plan

DPTW 2011 Employee stock option plan was fully expired on January 6, 2017.

Information about DPTW’s outstanding stock options is as follows:

	For the year ended December 31, 2017
	Weighted-average exercise price (per share)	Number of options (shares)
Outstanding at January 1	$19.04	2,913,000
Options expired	-	(2,913,000)
Outstanding at December 31	-	-
Exercisable at December 31		-

(b)	ACTW Option Plan

(1)	The key terms and conditions related to the grants under ACTW’s outstanding employee stock option plan were disclosed as follows:

	Grant date	Total number of options issued (units in thousands)	Contractual life of options	Exercisable period	Exercise price (per share)
2014 Employee stock option plan	Sep. 1, 2014	20	Sep.1, 2014 – Aug. 31, 2019	After Aug. 31, 2016	$10

ACTW 2012 Employee stock option plan was fully expired on August 31, 2017.

(2)
The related employee benefit expenses and capital surplus recognized on ACTW’s employee stock options were $1,534 thousand, $474 thousand and $167 thousand for the years ended December 31, 2016, 2017 and 2018, respectively.

(3)	Fair value of stock options

The fair value of the employee stock options granted by ACTW was measured at the dates of grant using the Binomial option pricing model. The valuation information was as follows:

2014 Employee Stock Option Plan
Expected volatility	38.88%
Risk-free interest rate	1.1648%
Expected duration	5 years
Fair value at the grant date	NT$0.20/per share

(4)	Information about ACTW’s outstanding stock options is as follows:

	For the years ended December 31,
	2017		2018
	Weighted-average exercise price (per share)	Number of options (shares)	Weighted-average exercise price (per share)	Number of options (shares)
Outstanding at January 1	$10	29,209,000	$10	16,601,000
Options exercised	10	(1,162,000)	10	(2,260,000)
Options expired	-	(11,446,000)	-	(1,050,000)
Outstanding at December 31	10	16,601,000	10	13,291,000
Exercisable at December 31		12,425,000		13,291,000